Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants
18.	WARRANTS
Upon consummation of the Business Combination (see Note 3), the Company assumed the outstanding Public Warrants and Private Warrants issued by Dragoneer.
As of March 31, 2022 and December 31, 2021, the Company had 17,800,000 Private Warrants outstanding and no Public Warrants outstanding.

Public Warrants were only able to be exercised for a whole number of shares of the Company’s common stock. All Public Warrants had an exercise price of $11.50 per share, subject to adjustment, beginning on August 29, 2021, and were to expire on July 30, 2026 or earlier upon redemption or liquidation.
Redemptions of warrants when the price per share equals or exceeds $18.00
—At any time while the warrants were exercisable, the Company could redeem not less than all of the outstanding warrants (except as described with respect to the Private Warrants):

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days prior written notice of redemption to each warrant holder; and

•
if, and only if, the closing price of the Company’s common shares equals or exceeds $18.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

When the warrants became redeemable by the Company, the Company could exercise its redemption right even if it was unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemptions of warrants when the price per share equals or exceeds $10.00
—At any time while the warrants were exercisable, the Company could redeem not less than all of the outstanding warrants (except as described with respect to the Private Warrants):

•	at a price of $0.10 per warrant;

•
upon a minimum of 30 days prior written notice of redemption provided holders will be able to exercise their warrants on a “cashless basis” prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of the Company’s common stock; and

•
if, and only if, the closing price of the Company’s common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

On November 29, 2021, the Company announced that it had elected to redeem all of the outstanding Public Warrants on December 29, 2021. Each Public Warrant not exercised before 5:00 p.m. Eastern Daylight Time on December 29, 2021 was redeemed by the Company for $0.10 and the Public Warrants subsequently ceased trading on the New York Stock Exchange.
Of the 17,299,983 Public Warrants that were outstanding as of the closing of the Business Combination, 10,638 warrants were exercised for cash proceeds of $0.1 million and 15,876,341 were exercised on a cashless basis in exchange for an aggregate of 4,826,339 shares of common stock. The Company paid $0.1 million to redeem the remaining 1,413,004 unexercised Public Warrants. As of December 31, 2021, there were no Public Warrants outstanding.
The Private Warrants are identical to the Public Warrants underlying the shares sold in Dragoneer’s initial public offering. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable,
except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Private Warrants may only be exercised for a whole number of shares of the Company’s common stock. Each whole Private Warrant entitles the registered holder to purchase one share of the Company’s common stock. All warrants have an exercise price of $11.50 per share, subject to adjustment, beginning on August 29, 2021, and will expire on July 30, 2026 or earlier upon redemption or liquidation.
There were no exercises or redemptions of the Private Warrants during the three months ended March 31, 2022.
The Company recognized income of $2.1 million as a change in fair value of warrant liabilities in the condensed consolidated statements of operations and comprehensive income (loss) for the three months ended March 31, 2022.
At March 31, 2022 and December 31, 2021, the Company’s warrant liability was $60.3 and $62.5 million, respectively.

21.	WARRANTS
Upon
 consummation of the Business Combination (see Note 3), the Company assumed the outstanding Public Warrants and Private Warrants issued by Dragoneer.
As of December 31, 2021, the Company had 17,800,000 Private Warrants outstanding and no Public Warrants outstanding.
Public Warrants were only able to be exercised for a whole number of shares of the Company’s common stock. All Public Warrants had an exercise price of $11.50 per share, subject to adjustment, beginning on August 29, 2021, and were to expire on
July 30, 2026
or earlier upon redemption or liquidation.
Redemptions of warrants when the price per share equals or exceeds $18.00
—At any time while the warrants are exercisable, the Company may redeem not less than all of the outstanding warrants (except as described with respect to the Private Warrants):

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days prior written notice of redemption to each warrant holder; and

•
if, and only if, the closing price of the Company’s common shares equals or exceeds $18.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Redemptions of warrants when the price per share equals or exceeds $10.00
—At any time while the warrants are exercisable, the Company may redeem not less than all of the outstanding warrants (except as described with respect to the Private Warrants):

•	at a price of $0.10 per warrant;

•
upon a minimum of 30 days prior written notice of redemption provided holders will be able to exercise their warrants on a “cashless basis” prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of the Company’s common stock; and

•
if, and only if, the closing price of the Company’s common stock equals or exceeds $10.00 per share (as adjusted) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company called the Public Warrants for redemption, as described above, the Company had the option to require any holder that wished to exercise the Public Warrants to do so on a cashless basis, as described in the warrant agreement. The exercise price and number of common shares issuable upon exercise of the Public Warrants were to be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants were not to be adjusted for issuances of the common stock at a price below its exercise price and in no event was the Company required to net cash settle the Public Warrants.
The Private Warrants are identical to the Public Warrants underlying the shares sold in Dragoneer’s initial public offering. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable,
except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Private Warrants may only be exercised for a whole number of shares of the Company’s common stock. Each whole Private Warrant entitles the registered holder to purchase one share of the Company’s common stock. All warrants have an exercise price of $11.50 per share, subject to adjustment, beginning on August 29, 2021, and will expire on July 30, 2026 or earlier upon redemption or liquidation.

On November 29, 2021, the Company announced that it had elected to redeem all of the outstanding Public Warrants on December 29, 2021. Each Public Warrant not exercised before 5:00 p.m. Eastern Daylight Time on December 29, 2021 was redeemed by the Company for $0.10 and the Public warrants subsequently ceased trading on the New York Stock Exchange.

Of the 17,299,983 Public Warrants that were outstanding as of the Closing of the Business Combination, 10,638 warrants were exercised for cash proceeds of $0.1 million and 15,876,341 were exercised on a cashless basis in exchange for an aggregate of 4,826,339 shares of common stock. The Company paid $0.1 million to redeem the remaining 1,413,004 unexercised Public Warrants. As of December 31, 2021, there were no Public Warrants outstanding.

There were no exercises or redemptions of the Private Warrants during the year ended December 31, 2021.

The Company recognized an expense of $
64.5
 million as a change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss for year ended December 31, 2021. The Company determined the Public Warrants and Private Warrants do not meet the criteria to be classified in stockholders’ equity and the fair value of the warrants should be classified as a liability. At December 31, 2021, the Company’s warrant liability was $62.5 million.